Note 8 - Property and Equipment and Leases (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets		$ 458
Total lease liabilities		541
Increase (decrease) through changes in accounting policy		(34)
Interest expense on lease liabilities		$ 67
IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets	$ 93
Total lease liabilities	127
Increase (decrease) through changes in accounting policy	$ (34)